Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share based payments and other reserves	Foreign currency translation	Investment revaluation	Retained earnings
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2017		210,945,000
Shareholders' equity, beginning balance at Dec. 31, 2017	$ 1,157,596	$ 951,184	$ 33,122	$ 8,974	$ 27,104	$ 137,212
Changes in equity [abstract]
Exercise of share options, including transfer from reserves (in shares)		518,000
Exercise of share options, including transfer from reserves	2,709	$ 3,591	(882)
Share based payments expense	2,895		2,895
Foreign currency translation	(112,347)			(112,347)
Change in fair value of investments in equity securities, net of tax	(11,642)				(11,642)
Dividends declared	(19,237)					(19,237)
Share repurchases (in shares)		(1,640,000)
Share repurchases	(30,811)	$ (30,811)
Net earnings	$ 273,943					273,943
Shareholders' equity, ending balance (in shares) at Dec. 31, 2018	209,822,819	209,823,000
Shareholders' equity, ending balance at Dec. 31, 2018	$ 1,263,106	$ 923,964	35,135	(103,373)	15,462	391,918
Changes in equity [abstract]
Exercise of share options, including transfer from reserves (in shares)		671,000
Exercise of share options, including transfer from reserves	2,622	$ 3,855	(1,233)
Share issuance (in shares)		258,000
Share issuance	0	$ 1,265	(1,265)
Share based payments expense	3,434		3,434
Modification of share based payment, net of tax	(36,476)		(7,228)			(29,248)
Foreign currency translation	43,139			43,139
Change in fair value of investments in equity securities, net of tax	59,343				59,343
Dividends declared	(35,719)					(35,719)
Share repurchases (in shares)		(1,127,000)
Share repurchases	(42,775)	$ (42,775)
Net earnings	$ 560,080					560,080
Shareholders' equity, ending balance (in shares) at Dec. 31, 2019	209,624,480	209,625,000
Shareholders' equity, ending balance at Dec. 31, 2019	$ 1,816,754	$ 886,309	$ 28,843	$ (60,234)	$ 74,805	$ 887,031